SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

Special Value Expansion Fund, LLC

2951 28th Street

Suite 1000

Santa Monica, CA 90405

(310) 566-1000

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21629

_________________

1.	Title of the class of securities of Special Value Expansion Fund, LLC (the "Fund") to be redeemed:

Series Z Preferred Shares (the "Shares").

2.	The date on which the securities are to be called or redeemed:

December 31, 2013 (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 3 of the Statement of Preferences for the Shares. The Fund will redeem all of the outstanding Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 27th day of November, 2013.

SPECIAL VALUE EXPANSION FUND, LLC

By:	/s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer